Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued legal		$ 90	$ 90
Accrued sales commission		42	40
Accrued research and development		65
Accrued accounting		8	11
Accrued interest		2	18
Accrued other		189	59
Accrued expenses	$ 512	$ 396	$ 218